Leases	12 Months Ended
Feb. 28, 2023
Leases [Abstract]
Leases

15. LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 28, 2022 and 2023, the Group had no leases that were classified as a financing lease. Total operating lease expenses for the years ended February 28, 2021, 2022 and 2023 were RMB56,081, RMB43,959 and RMB4,769 (US$688), respectively, and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the years ended February 28, 2021, 2022 and 2023 were RMB708, nil and nil, respectively and was recorded in the consolidated statements of operations. As of February 28, 2023, the Group did not have additional operating leases that have not yet commenced.

Weighted-average remaining lease terms and discount rates are as follows:

	As of February 28,
	2022	2023
Weighted average remaining lease term (years)	4.3	1.71
Weighted average discount rate	5.7%	5.4%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2024	4,386	633
2025	1,211	175
2026	88	13
Thereafter	-	-
Total minimum lease payments	5,685	821
Less: amount representing interest	(1,959)	(284)
Present value of minimum lease payments	3,726	537